Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

Note 15	Leases
Right-of-use assets
BCE’s significant right-of-use assets under leases are satellites, office premises, land, cellular tower sites, retail outlets and OOH advertising spaces. Right-of-use assets are presented in Property, plant and equipment in the statement of financial position.

FOR THE YEAR ENDED DECEMBER 31, 2019	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2019	3,329	2,453	5,782
Additions	527	513	1,040
Transfers	(233)	—	(233)
Acquired through business combinations	—	8	8
Lease terminations	(12)	(38)	(50)
Impairment losses recognized in earnings	(2)	(3)	(5)
December 31, 2019	3,609	2,933	6,542
ACCUMULATED DEPRECIATION
January 1, 2019	1,042	536	1,578
Depreciation	373	303	676
Transfers	(111)	—	(111)
Lease terminations	(3)	(22)	(25)
December 31, 2019	1,301	817	2,118
NET CARRYING AMOUNT
January 1, 2019	2,287	1,917	4,204
December 31, 2019	2,308	2,116	4,424

Leases in the income statement
The following table provides the expenses related to leases recognized in the income statement.

FOR THE YEAR ENDED DECEMBER 31	2019
Interest expense on lease liabilities	220
Variable lease payment expenses not included in the measurement of lease liabilities	161
Expenses for leases of low value assets	58
Expenses for short-term leases	30

Rental expense relating to operating leases was $352 million in 2018.
Leases in the statement of cash flows
Total cash outflow related to leases was $1,239 million for the period ended December 31, 2019.

Finance leases under IAS 17
The following table shows the net carrying amount and additions to assets under finance leases for the year ended December 31, 2018.

FOR THE YEAR ENDED DECEMBER 31, 2018	ADDITIONS	NET CARRYING AMOUNT
Network infrastructure and equipment	405	1,487
Land and buildings	1	460
Total	406	1,947

Additional disclosures
See Note 2, Significant accounting policies, and Note 35, Adoption of IFRS 16, for the impacts upon adoption of IFRS 16 as at January 1, 2019.
See Note 21, Debt due within one year, and Note 22, Long-term debt, for lease liabilities balances included in the statement of financial position.
See Note 26, Financial and capital management, for a maturity analysis of lease liabilities.
See Note 31, Commitments and contingencies, for leases committed but not yet commenced as at December 31, 2019.

Note 35	Adoption of IFRS 16

Upon adoption of IFRS 16 on January 1, 2019, we recognized right-of-use assets of $2,257 million within property, plant and equipment, and lease liabilities of $2,304 million within debt, with an increase to our deficit of $19 million. These amounts were recognized in addition to assets under finance leases of $1,947 million and the corresponding finance lease liabilities of $2,097 million at December 31, 2018 under IAS 17. As a result, on January 1, 2019, our total right-of-use assets and lease liabilities amounted to $4,204 million and $4,401 million, respectively. The table below shows the impacts of adopting IFRS 16 on our January 1, 2019 consolidated statement of financial position.

	December 31, 2018 as reported	IFRS 16 impacts	January 1, 2019 upon adoption of IFRS 16
Prepaid expenses	244	(55)	189
Other current assets	329	9	338
Property, plant and equipment	24,844	2,257	27,101
Other non-current assets	847	17	864
Trade payables and other liabilities	3,941	(10)	3,931
Debt due within one year	4,645	293	4,938
Long-term debt	19,760	2,011	21,771
Deferred tax liabilities	3,163	(7)	3,156
Other non-current liabilities	997	(39)	958
Deficit	(4,937)	(19)	(4,956)
Non-controlling interest	326	(1)	325

BCE's operating lease commitments at December 31, 2018 were $1,612 million. The difference between operating lease commitments at December 31, 2018 and lease liabilities of $2,304 million upon adoption of IFRS 16 at January 1, 2019, is due mainly to an increase of $1,122 million related to renewal options reasonably certain to be exercised, an increase of $112 million mainly related to non-monetary transactions and a decrease of ($542) million as a result of discounting applied to future lease payments, which was determined using a weighted average incremental borrowing rate of 3.49% at January 1, 2019.